Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based compensation expense
Stock-based compensation is included under the following expense categories presented in the consolidated statements of operations (in thousands):

	Year ended December 31,
	2025	2024

Research and development	$3,551	$3,073
General and administrative	2,322	1,352

Total	$5,873	$4,425

Schedule of Stock-based compensation components
Stock-based compensation is comprised of the following components, as further described below (in thousands):

	Year ended December 31,
	2025	2024

Common stock options issued by the Company	$5,873	$1,355
Performance-based milestone awards	—	1,125
Equity awards issued by BridgeBio Pharma	—	1,006
Amounts recognized under the carve-out methodology	—	939

Total	$5,873	$4,425

Schedule of common stock options outstanding
The Company had the following common stock options outstanding:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding as of December 31, 2024	3,641,671	$4.24	9.5	$3,437
Granted	5,751,509	9.90
Exercised	(10,338)	4.39
Forfeited and cancelled	(347,344)	5.54

Outstanding as of December 31, 2025	9,035,498	$7.79	9.0	$42,771

Exercisable as of December 31, 2025	1,680,981	$5.25	8.0	$12,228

Summary of fair value of each option grant estimated throughout year using black-scholes option-pricing model

The fair value of stock options granted during the years ended December 31, 2025 and 2024 was estimated at the grant date using the Black-Scholes option pricing model based on the following assumptions:

Year ended December 31,
	2025	2024

Expected term, years	5.66 -6.08	6.02 -6.08
Expected volatility	71.3% -74.1%	70.2%- 70.9%
Expected dividends	—	—
Risk-free interest rate	3.7% - 3.8%	3.6% - 4.5%